Taxation - Additional Information (Detail) - HKD ($) $ in Millions	3 Months Ended	11 Months Ended	12 Months Ended			16 Months Ended	18 Months Ended	21 Months Ended	33 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Jul. 01, 2019
Taxation [Line Items]
Cultural Development Fee rate on advertising services revenue							3.00%
Percent of tax rate reduction on cultural development fee										50.00%
Income tax rate			25.00%	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxation [Line Items]
Expiration period for tax losses					5 years
High and New Technology Enterprises [Member] | New tax legislation [Member]
Taxation [Line Items]
Expiration period for tax losses					10 years
Sales of general goods [Member]
Taxation [Line Items]
VAT rate		16.00%				17.00%		13.00%
Services provided [Member]
Taxation [Line Items]
VAT rate			6.00%
Hong Kong [Member]
Taxation [Line Items]
Income tax rate	16.50%
Tax rate below threshold									8.25%
Threshold limit									$ 2
Tax rate above threshold									16.50%
China [Member]
Taxation [Line Items]
Income tax rate			25.00%
Withholding tax rate			10.00%
Beneficial withholding tax rate			5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)			25.00%
China [Member] | High and New Technology Enterprises [Member]
Taxation [Line Items]
Preferential tax rate			15.00%
Preferential income tax rate period (years)			3 years
China [Member] | High and New Technology Enterprises [Member] | Youdao Information [Member]
Taxation [Line Items]
Preferential tax rate			15.00%